Subsequent Events (Details)	Oct. 14, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loans agreement description	On October 14, 2021, Jiangsu EZGO entered into a loan agreement of RMB10,000,000 ($1,552,458) with Shandong EZGO New Energy Technology Co., Ltd., a related party of the Company, with annual interest rate of 5% and a term of 12 months